Document And Entity Information	Feb. 04, 2022
Document Information Line Items
Entity Registrant Name	Osprey Bitcoin Trust
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001767057
Document Period End Date	Feb. 04, 2022
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-56307
Entity Tax Identification Number	83-2424407
Entity Address, Address Line One	520 White Plains Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Tarrytown
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10591
City Area Code	914
Local Phone Number	214-4697
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None